ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's major subsidiaries and VIE (collectively, the "Group")

As of December 31, 2019, the Company’s major subsidiaries and a VIE (collectively, the “Group”) are as follows:

		Place of	Percentage
	Date of	establishment/	of legal
	acquisition	incorporation	ownership
Subsidiaries:
Unicorn Investment Limited (“Unicorn”)	May 21, 2019	British Virgin Islands	100%
Ucon Capotal (HK) Limited(“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd. (“Lianji Future” or "WFOE")	May 21, 2019	PRC	100%

VIE:
Beijing Lianji Technology Co., Ltd. (“Lianji Technology” or “VIE”)	May 21, 2019	PRC	N/A

Schedule of the financial statement balances and amounts of the VIE

The following financial statement balances and amounts of the VIE were included in the accompanying consolidated financial statements as follows:

December 31,
2019
US$

Cash and cash equivalents	153,725
Prepaid expenses and other current assets, net	7,707
Total current assets	161,432
TOTAL ASSETS	161,432

Accrued expenses and other current liabilities	70,781
Total current liabilities	70,781
TOTAL LIABILITIES	70,781

For the year ended
December 31, 2019
US$
Revenues	—
Net loss	(284,611)

For the year ended
December 31, 2019
US$
Net cash provided by operating activities	82,608
Net cash provided by investing activities	71,409
Net cash provided by financing activities	—